Note 7 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Dry-docking and Special Survey Costs
Balance, January 1, 2016	$22,809
Additions	5,868
Amortization	(7,920)
Write-off	(72)
Transfer to vessel held for sale	(318)
Balance, December 31, 2016	$20,367
Additions	5,582
Amortization	(7,627)
Write-off and other movements (Note 6)	(2,875)
Transfer to vessel held for sale	(18)
Balance, December 31, 2017	$15,429

During the years ended
December 31, 2015,
2016
and
2017,
ten
,
six
and
seven
vessels, respectively, underwent and completed their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.